Cost Of Sales And Operating Expenses - Summary of Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Total	$ (36,649)	$ (8,127)	$ (4,324)
Administrative Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees related to merger transaction	(16,263)
Professional fees	(5,439)	(1,684)	(669)
Share-based compensation	(5,355)	(1,371)	(330)
Salaries, wages, and other benefits	(4,432)	(3,377)	(1,763)
Allowance for doubtful accounts	(1,794)
Other administrative expenses	(3,366)	(1,695)	(1,562)
Total	$ (36,649)	$ (8,127)	$ (4,324)